Shares - Common shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	25,452,224	28,305,660
Issued upon exercise of stock options (in shares)	297,940	176,800
Issued upon conversion of convertible debentures (in shares)	2,211
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)	(660,620)	(758,271)
Settlement of certain equity classified stock-based compensation (in shares)	1,193,935	353,592
Retired through share purchase programs (in shares)	(1,281,485)	(2,625,557)
Ending balance, outstanding (in shares)	25,004,205	25,452,224
Shares to satisfy recipient tax withholding requirements (in shares)	553,036,000	161,285,000
Satisfaction of recipient tax withholding	$ 4,308	$ 987
Common shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	28,070,150	30,518,907
Issued upon exercise of stock options (in shares)	297,940	176,800
Issued upon conversion of convertible debentures (in shares)	2,211
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)	0	0
Settlement of certain equity classified stock-based compensation (in shares)	0	0
Retired through share purchase programs (in shares)	(1,281,485)	(2,625,557)
Ending balance, outstanding (in shares)	27,088,816	28,070,150
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	(2,617,926)	(2,213,247)
Issued upon exercise of stock options (in shares)	0	0
Issued upon conversion of convertible debentures (in shares)	0
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)	(660,620)	(758,271)
Settlement of certain equity classified stock-based compensation (in shares)	1,193,935	353,592
Retired through share purchase programs (in shares)	0	0
Ending balance, outstanding (in shares)	(2,084,611)	(2,617,926)